Property and equipment, net (Details) - Schedule of property and equipment - USD ($)	May 31, 2022	May 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 440,049	$ 181,389
Total	502,087	192,559
Less: accumulated depreciation	(62,038)	(11,170)
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	14,075	14,505
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	1,626	1,701
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	59,883	62,635
Charging Stations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 426,503	$ 113,718